Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financia
l
 assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and September 30, 2021:
March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥63,272	¥0	¥63,272	¥0
Trading debt securities	2,654	0	2,654	0
Available-for-sale debt securities:	2,003,917	6,012	1,864,448	133,457
Japanese and foreign government bond securities*2	821,158	3,105	818,053	0
Japanese prefectural and foreign municipal bond securities	276,276	0	273,515	2,761
Corporate debt securities*3	742,251	2,907	738,323	1,021
CMBS and RMBS in the Americas	34,457	0	34,457	0
Other asset-backed securities and debt securities	129,775	0	100	129,675
Equity securities*4*5	396,465	82,039	223,016	91,410
Derivative assets:	22,696	352	8,521	13,823
Interest rate swap agreements	1,867	0	1,867	0
Options held/written and other	19,504	0	5,681	13,823
Futures, foreign exchange contracts	1,179	352	827	0
Foreign currency swap agreements	146	0	146	0
Netting*6	(1,944)	0	0	0
Net derivative assets	20,752	0	0	0
Other assets:	6,297	0	0	6,297
Reinsurance recoverables*7	6,297	0	0	6,297

Total	¥2,495,301	¥88,403	¥2,161,911	¥244,987

Liabilities:
Derivative liabilities:	¥71,034	¥475	¥70,526	¥33
Interest rate swap agreements	23,818	0	23,818	0
Options held/written and other	17,009	0	16,976	33
Futures, foreign exchange contracts	25,739	475	25,264	0
Foreign currency swap agreements	4,459	0	4,459	0
Credit derivatives held	9	0	9	0
Netting*6	(1,944)	0	0	0
Net derivative Liabilities	69,090	0	0	0
Policy Liabilities and Policy Account Balances:	266,422	0	0	266,422
Variable annuity and variable life insurance contracts*8	266,422	0	0	266,422

Total	¥337,456	¥475	¥70,526	¥266,455

September 30, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥73,857	¥0	¥73,857	¥0
Trading debt securities	2,483	0	2,483	0
Available-for-sale debt securities:	2,051,245	8,581	1,905,428	137,236
Japanes e and foreign government bond securities*2	790,202	1,150	789,052	0
Japanese prefectural and foreign municipal bond securities	289,172	0	286,381	2,791
Corporate debt securities*3	805,653	7,431	797,413	809
CMBS and RMBS in the Americas	32,482	0	32,482	0
Other asset-backed securities and debt securities	133,736	0	100	133,636
Equity securities*4*5	390,965	114,346	184,611	92,008
Derivative assets:	26,693	816	10,240	15,637
Interest rate swap agreements	1,706	0	1,706	0
Options held/written and other	18,699	0	3,062	15,637
Futures, foreign exchange contracts	5,228	816	4,412	0
Foreign currency swap agreements	1,060	0	1,060	0
Netting*6	(4,686)	0	0	0
Net derivative assets	22,007	0	0	0
Other assets:	5,564	0	0	5,564
Reinsurance recoverables*7	5,564	0	0	5,564

Total	¥2,550,807	¥123,743	¥2,176,619	¥250,445

Liabilities:
Derivative liabilities:	¥51,270	¥6	¥51,232	¥32
Interest rate swap agreements	19,594	0	19,594	0
Options held/written and other	16,996	0	16,964	32
Futures, foreign exchange contracts	13,173	6	13,167	0
Foreign currency swap agreements	1,507	0	1,507	0
Netting*6	(4,686)	0	0	0
Net derivative Liabilities	46,584	0	0	0
Policy Liabilities and Policy Account Balances:	226,221	0	0	226,221
Variable annuity and variable life insurance contracts*8	226,221	0	0	226,221

Total	¥277,491	¥6	¥51,232	¥226,253

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥461 million and a gain of ¥1,069 million from the change in the fair value of the loans for the six months ended September 30, 2020 and 2021, respectively. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥1,982 million and a loss of ¥525 million from the change in the fair value of the loans for the three months ended September 30, 2020 and 2021, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2021, were ¥70,022 million and ¥73,857 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥3,835 million. As of March 31, 2021 and September 30, 2021, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥14 million and ¥51 million from the change in the fair value of those investments for the six months ended September 30, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥3 million and a gain of ¥20 million from the change in the fair value of those investments for the three months ended September 30, 2020 and 2021, respectively. The amount of aggregate fair value elected the fair value option was ¥1,537 million as of March 31, 2021. There were no such investments elected the fair value option as of September 30, 2021.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,147 million and ¥24 million from the change in the fair value of those investments for the six months ended September 30, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥18 million and a loss of ¥18 million from the change in the fair value of those investments for the three months ended September 30, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,431 million as of March 31, 2021 and September 30, 2021, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,614 million and ¥585 million from the change in the fair value of those investments for the six months ended September 30, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,724 million and ¥248 million from the change in the fair value of those investments for the three months ended September 30, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥15,732 million as of March 31, 2021 and September 30, 2021, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,564 million as of March 31, 2021 and September 30, 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2020 and 2021, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥226,221 million as of March 31, 2021 and September 30, 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2020 and 2021, see Note 17 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2020 and 2021:
Six months ended September 30, 2020

	Millions of yen
	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2020 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥88,353	¥(1,383)	¥8,838	¥7,455	¥13,631	¥(3,999)	¥(2,148)	¥(2,000)	¥101,292	¥59	¥8,696
Japanese prefectural and foreign municipal bond securities	2,832	0	(79)	(79)	0	0	0	0	2,753	0	(79)
Corporate debt securities	3,994	0	2	2	0	0	(495)	(2,000)	1,501	0	2
Other asset-backed securities and debt securities	81,527	(1,383)	8,915	7,532	13,631	(3,999)	(1,653)	0	97,038	59	8,773
Equity securities	83,901	1,844	(2,243)	(399)	869	(3,372)	(4,010)	(325)	76,664	1,776	(2,239)
Investment funds	83,901	1,844	(2,243)	(399)	869	(3,372)	(4,010)	(325)	76,664	1,776	(2,239)
Derivative assets and liabilities (net)	19,230	1,791	(559)	1,232	30	0	0	0	20,492	1,791	(559)
Options held/written and other	19,230	1,791	(559)	1,232	30	0	0	0	20,492	1,791	(559)
Other asset	18,206	(10,359)	0	(10,359)	1,373	0	(158)	0	9,062	(10,359)	0
Reinsurance recoverables *5	18,206	(10,359)	0	(10,359)	1,373	0	(158)	0	9,062	(10,359)	0
Policy Liabilities and Policy Account Balances	300,739	(17,441)	(741)	(18,182)	0	0	(22,111)	0	296,810	(17,441)	(741)
Variable annuity and variable life insurance contracts *6	300,739	(17,441)	(741)	(18,182)	0	0	(22,111)	0	296,810	(17,441)	(741)

Six months ended September 30, 2021

	Millions of yen

	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥133,457	¥4,281	¥1,827	¥6,108	¥22,270	¥(7,485)	¥(17,114)	¥0	¥137,236	¥321	¥1,904
Japanese prefectural and foreign municipal bond securities	2,761	0	30	30	0	0	0	0	2,791	0	30
Corporate debt securities	1,021	0	(0)	(0)	0	0	(212)	0	809	0	(0)
Other asset-backed securities and debt securities	129,675	4,281	1,797	6,078	22,270	(7,485)	(16,902)	0	133,636	321	1,874
Equity securities	91,410	12,735	1,018	13,753	13,691	(26,375)	(471)	0	92,008	1,528	1,008
Investment funds	91,410	12,735	1,018	13,753	13,691	(26,375)	(471)	0	92,008	1,528	1,008
Derivative assets and liabilities (net)	13,790	1,618	197	1,815	0	0	0	0	15,605	1,618	197
Options held/written and other	13,790	1,618	197	1,815	0	0	0	0	15,605	1,618	197
Other asset	6,297	(1,277)	0	(1,277)	1,050	0	(506)	0	5,564	(1,277)	0
Reinsurance recoverables *5	6,297	(1,277)	0	(1,277)	1,050	0	(506)	0	5,564	(1,277)	0
Policy Liabilities and Policy Account Balances	266,422	(6,731)	(84)	(6,815)	0	0	(47,016)	0	226,221	(6,731)	(84)
Variable annuity and variable life insurance contracts *6	266,422	(6,731)	(84)	(6,815)	0	0	(47,016)	0	226,221	(6,731)	(84)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2020 and 2021:
Three months ended September 30, 2020

	Millions of yen
	Balance at June 30, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2020 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥99,953	¥(265)	¥1,287	¥1,022	¥7,158	¥(3,999)	¥(842)	¥(2,000)	¥101,292	¥33	¥1,122
Japanese prefectural and foreign municipal bond securities	2,804	0	(51)	(51)	0	0	0	0	2,753	0	(51)
Corporate debt securities	3,657	0	3	3	0	0	(159)	(2,000)	1,501	0	2
Other asset-backed securities and debt securities	93,492	(265)	1,335	1,070	7,158	(3,999)	(683)	0	97,038	33	1,171
Equity securities	78,797	3,862	(1,322)	2,540	456	(2,924)	(1,880)	(325)	76,664	3,841	(1,295)
Investment funds	78,797	3,862	(1,322)	2,540	456	(2,924)	(1,880)	(325)	76,664	3,841	(1,295)
Derivative assets and liabilities (net)	19,334	1,530	(372)	1,158	0	0	0	0	20,492	1,530	(372)
Options held/written and other	19,334	1,530	(372)	1,158	0	0	0	0	20,492	1,530	(372)
Other asset	10,854	(2,453)	0	(2,453)	727	0	(66)	0	9,062	(2,453)	0
Reinsurance recoverables *5	10,854	(2,453)	0	(2,453)	727	0	(66)	0	9,062	(2,453)	0
Policy Liabilities and Policy Account Balances	302,201	(7,350)	(142)	(7,492)	0	0	(12,883)	0	296,810	(7,350)	(142)
Variable annuity and variable life insurance contracts *6	302,201	(7,350)	(142)	(7,492)	0	0	(12,883)	0	296,810	(7,350)	(142)
Three months ended September 30, 2021

	Millions of yen

	Balance at June 30, 2021	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥131,538	¥4,291	¥1,394	¥5,685	¥14,859	¥(7,480)	¥(7,366)	¥0	¥137,236	¥285	¥1,410
Japanese prefectural and foreign municipal bond securities	2,758	0	33	33	0	0	0	0	2,791	0	33
Corporate debt securities	901	0	0	0	0	0	(92)	0	809	0	(0)
Other asset-backed securities and debt securities	127,879	4,291	1,361	5,652	14,859	(7,480)	(7,274)	0	133,636	285	1,377
Equity securities	88,113	1,373	1,022	2,395	2,339	(496)	(343)	0	92,008	301	1,012
Investment funds	88,113	1,373	1,022	2,395	2,339	(496)	(343)	0	92,008	301	1,012
Derivative assets and liabilities (net)	19,012	(3,590)	183	(3,407)	0	0	0	0	15,605	(3,590)	183
Options held/written and other	19,012	(3,590)	183	(3,407)	0	0	0	0	15,605	(3,590)	183
Other asset	5,878	(555)	0	(555)	481	0	(240)	0	5,564	(555)	0
Reinsurance recoverables*5	5,878	(555)	0	(555)	481	0	(240)	0	5,564	(555)	0
Policy Liabilities and Policy Account Balances	244,523	(3,172)	(51)	(3,223)	0	0	(21,525)	0	226,221	(3,172)	(51)
Variable annuity and variable life insurance contracts*6	244,523	(3,172)	(51)	(3,223)	0	0	(21,525)	0	226,221	(3,172)	(51)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2021 and the six months ended September 30, 2021. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥238	¥0	¥238	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	10,679	0	0	10,679
Investment in operating leases and property under facility operations	6,740	0	1,806	4,934
Certain equity securities	10,486	0	6,909	3,577
Certain investments in affiliates	11,413	8,799	0	2,614
Certain goodwill	775	0	0	775

	¥40,331	¥8,799	¥8,953	¥22,579

Six months ended September 30, 2021
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥7,774	¥0	¥0	¥7,774
Investment in operating leases and property under facility operations	885	0	213	672
Certain equity securities	2,492	0	2,492	0
Certain investments in affiliates	228	0	0	228

	¥11,379	¥0	¥2,705	¥8,674

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and September 30, 2021.

	March 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,761	Appraisals/Broker quotes	—	—
Corporate debt securities	1,021	Discounted cash flows	Discount rate	0.3% – 1.8% (0.7%)
Other asset-backed securities and debt securities	25,891	Discounted cash flows	Discount rate	1.0% – 51.2% (11.1%)
			Probability of default	1.9% (1.9%)
	103,784	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	78,134	Discounted cash flows	WACC	13.1% – 18.7% (16.8%)
			EV/Terminal EBITDA multiple	7.3x-10.5x (8.6x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.8x-9.5x (7.8x)
			EV/Forward EBITDA multiple	7.6x-11.6x (9.0x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.7x-10.9x (9.1x)
	13,276	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	13,762	Discounted cash flows	Discount rate	12.0% – 33.0% (14.3%)
	61	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	6,297	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.6%)
			Lapse rate	1.5% – 14.0% (6.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥244,987

Liabilities:
Derivative liabilities:
Options held/written and other	¥33	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	266,422	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.6%)
			Lapse rate	1.5% – 30.0% (6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (76.7%)

Total	¥266,455

	September 30, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,791	Appraisals/Broker quotes	—	—
Corporate debt securities	809	Discounted cash flows	Discount rate	0.3% – 0.7% (0.5%)
Other asset-backed securities and debt securities	25,596	Discounted cash flows	Discount rate	0.1% – 51.2% (10.6%)
			Probability of default	1.9% (1.9%)
	108,040	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	73,632	Discounted cash flows	WACC	10.0% – 18.6% (16.0%)
			EV/Terminal EBITDA multiple	8.0x – 10.5x (8.6x)
		Market multiples	EV/Last twelve months EBITDA multiple	7.4x – 9.1x (7.9x)
			EV/Forward EBITDA multiple	6.2x – 10.6x (9.1x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x – 11.8x
				(9.4x)
	18,376	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	15,577	Discounted cash flows	Discount rate	12.0% – 33.0% (14.4%)
	60	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,564	Discounted cash flows	Discount rate	(0.1)% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.9%)
			Lapse rate	1.5% – 14.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥250,445

Liabilities:
Derivative liabilities:
Options held/written and other	¥32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	226,221	Discounted cash flows	Discount rate	(0.1)% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.7%)
			Lapse rate	1.5% – 30.0% (6.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (72.2%)

Total	¥226,253

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2021 and the six months ended September 30, 2021.

	Year ended March 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,953	Direct capitalization	Capitalization rate	5.1% – 7.0% (5.9%)
	8,726	Appraisals	—	—
Investment in operating leases and property under facility operations	4,934	Appraisals	—	—
Certain equity securities	3,577	Appraisals	—	—
Certain investments in affiliates	2,614	Appraisals	—	—
Certain goodwill	775	Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	5.5x (5.5x)

	¥22,579

	Six months ended September 30, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,171	Direct capitalization	Capitalization rate	5.2% – 8.5% (6.1%)
	6,603	Appraisals	—	—
Investment in operating leases and property under facility operations	672	Appraisals	—	—
Certain investments in affiliates	228	Appraisals	—	—

	¥8,674